Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)
The table below presents the changes in accumulated OCI after-tax for 2013, 2014 and 2015.

(Dollars in millions)	Available-for- Sale Debt Securities	Available-for- Sale Marketable Equity Securities	Debit Valuation Adjustments (1)	Derivatives	Employee Benefit Plans	Foreign Currency (2)	Total
Balance, December 31, 2012	$4,537	$462	n/a	$(2,869)	$(4,456)	$(377)	$(2,703)
Net change	(7,024)	(466)	n/a	592	2,049	(135)	(4,984)
Balance, December 31, 2013	$(2,487)	$(4)	n/a	$(2,277)	$(2,407)	$(512)	$(7,687)
Net change	4,128	21	n/a	616	(943)	(157)	3,665
Balance, December 31, 2014	$1,641	$17	n/a	$(1,661)	$(3,350)	$(669)	$(4,022)
Cumulative adjustment for accounting change	—	—	$(1,226)	—	—	—	(1,226)
Net change	(1,625)	45	615	584	394	(123)	(110)
Balance, December 31, 2015	$16	$62	$(611)	$(1,077)	$(2,956)	$(792)	$(5,358)

(1)	For information on the impact of early adoption of new accounting guidance on recognition and measurement of financial instruments, see Note 1 – Summary of Significant Accounting Principles.

(2)	The net change in fair value represents the impact of changes in spot foreign exchange rates on the Corporation’s net investment in non-U.S. operations and related hedges.
n/a = not applicable
The table below presents the net change in fair value recorded in accumulated OCI, net realized gains and losses reclassified into earnings and other changes for each component of OCI before- and after-tax for 2015, 2014 and 2013.

Changes in OCI Components Before- and After-tax

	2015			2014			2013
(Dollars in millions)	Before-tax	Tax effect	After-tax	Before-tax	Tax effect	After-tax	Before-tax	Tax effect	After-tax
Available-for-sale debt securities:
Net increase (decrease) in fair value	$(1,564)	$595	$(969)	$8,064	$(3,027)	$5,037	$(9,791)	$3,610	$(6,181)
Net realized gains reclassified into earnings	(1,057)	401	(656)	(1,465)	556	(909)	(1,360)	517	(843)
Net change	(2,621)	996	(1,625)	6,599	(2,471)	4,128	(11,151)	4,127	(7,024)
Available-for-sale marketable equity securities:
Net increase in fair value	72	(27)	45	34	(13)	21	32	(12)	20
Net realized gains reclassified into earnings	—	—	—	—	—	—	(771)	285	(486)
Net change	72	(27)	45	34	(13)	21	(739)	273	(466)
Debit valuation adjustments:
Net increase in fair value	436	(166)	270	n/a	n/a	n/a	n/a	n/a	n/a
Net realized losses reclassified into earnings	556	(211)	345	n/a	n/a	n/a	n/a	n/a	n/a
Net change	992	(377)	615	n/a	n/a	n/a	n/a	n/a	n/a
Derivatives:
Net increase in fair value	55	(22)	33	195	(54)	141	156	(51)	105
Net realized losses reclassified into earnings	883	(332)	551	760	(285)	475	773	(286)	487
Net change	938	(354)	584	955	(339)	616	929	(337)	592
Employee benefit plans:
Net increase (decrease) in fair value	408	(121)	287	(1,629)	614	(1,015)	2,985	(1,128)	1,857
Net realized losses reclassified into earnings	169	(62)	107	55	(23)	32	237	(79)	158
Settlements, curtailments and other	1	(1)	—	(1)	41	40	46	(12)	34
Net change	578	(184)	394	(1,575)	632	(943)	3,268	(1,219)	2,049
Foreign currency:
Net decrease in fair value	600	(723)	(123)	714	(879)	(165)	244	(384)	(140)
Net realized losses reclassified into earnings	(38)	38	—	20	(12)	8	138	(133)	5
Net change	562	(685)	(123)	734	(891)	(157)	382	(517)	(135)
Total other comprehensive income (loss)	$521	$(631)	$(110)	$6,747	$(3,082)	$3,665	$(7,311)	$2,327	$(4,984)

n/a = not applicable
The table below presents impacts on net income of significant amounts reclassified out of each component of accumulated OCI before- and after-tax for 2015, 2014 and 2013.

Reclassifications Out of Accumulated OCI

(Dollars in millions)
Accumulated OCI Components	Income Statement Line Item Impacted	2015	2014	2013
Available-for-sale debt securities:
	Gains on sales of debt securities	$1,138	$1,481	$1,380
	Other loss	(81)	(16)	(20)
	Income before income taxes	1,057	1,465	1,360
	Income tax expense	401	556	517
	Reclassification to net income	656	909	843
Available-for-sale marketable equity securities:
	Equity investment income	—	—	771
	Income before income taxes	—	—	771
	Income tax expense	—	—	285
	Reclassification to net income	—	—	486
Debit valuation adjustments:
	Other loss	(556)	n/a	n/a
	Loss before income taxes	(556)	n/a	n/a
	Income tax benefit	(211)	n/a	n/a
	Reclassification to net income	(345)	n/a	n/a
Derivatives:
Interest rate contracts	Net interest income	(974)	(1,119)	(1,119)
Commodity contracts	Trading account losses	—	—	(1)
Interest rate contracts	Other income	—	—	18
Equity compensation contracts	Personnel	91	359	329
	Loss before income taxes	(883)	(760)	(773)
	Income tax benefit	(332)	(285)	(286)
	Reclassification to net income	(551)	(475)	(487)
Employee benefit plans:
Prior service cost	Personnel	(5)	(5)	(4)
Net actuarial losses	Personnel	(164)	(50)	(225)
Settlements and curtailments	Personnel	—	—	(8)
	Loss before income taxes	(169)	(55)	(237)
	Income tax benefit	(62)	(23)	(79)
	Reclassification to net income	(107)	(32)	(158)
Foreign currency:
	Other income (loss)	38	(20)	(138)
	Income (loss) before income taxes	38	(20)	(138)
	Income tax expense (benefit)	38	(12)	(133)
	Reclassification to net income	—	(8)	(5)
Total reclassification adjustments		$(347)	$394	$679

n/a = not applicable